Equity Investments (Details)		9 Months Ended
	Apr. 07, 2020 shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	May 11, 2020 shares	Dec. 31, 2019 USD ($)	Oct. 12, 2018 USD ($) shares
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments		$ 23,857,000			$ 173,298,000
Equity Method Investment, Amount Sold		$ (42,711,000)
Equity Method Investment, Aggregate Cost						$ 100,000,000.0
Stockholders Equity Note, Reverse Stock Split Conversion Ratio	10	10
Investment Owned, Balance, Shares | shares	5,400,000	2,160,000
Investment Owned, Balance, Pre-split shares | shares						54,100,000
Equity Method Investment, Ownership Percentage						10.90%
Payments to Acquire Equity Method Investments		$ 0	$ 1,500,000
Fair Value, Option, Changes in Fair Value, Gain (Loss)		(106,730,000)
Investment in 2020 Bulkers, Change in Fair Value		0	22,000
Equity Investment Sale | shares				2,250,000
Payments for (Proceeds from) Investments		872,000	1,623,000
Proceeds from Sale of Equity Method Investments		$ 42,711,000	$ 0